Brandywine Fund, Inc.
c/o U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin  53202

February 4, 2013

VIA EDGAR TRANSMISSION

United States Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC 20549

RE:          Brandywine Fund, Inc. (the “Company”)
File Nos.: 033-01182 and 811-04447

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933 (the “1933 Act”), as amended, and pursuant to the Investment Company Act of 1940, as amended, and the regulations thereunder, the Company on behalf of its series, the Brandywine Fund, hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) under the 1933 Act would not have differed from that contained in the most recent amendment for the Company dated January 31, 2013, and filed electronically as Post-Effective Amendment No. 31 to the Company’s Registration Statement on Form N-1A on January 31, 2013.

If you have any additional questions or require further information, please contact Alia Vasquez at (414) 765-6620 or Michael Barolsky at (414) 765-5586.

Very truly yours,

/s/ Michael D. Barolsky
Michael D. Barolsky, Esq.
For U.S. Bancorp Fund Services, LLC